Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pursuant to SEC rules, the Company is providing the following information about the relationship between compensation actually paid to the Company’s Principal Executive Officers since Fiscal 2021 (each, a “PEO”), Messrs. Giamatteo and Chen, and other Named Executive Officers (collectively, the “non-PEO NEOs”) and certain financial performance metrics of the Company.

Fiscal Year	Summary Compensation Table Total for PEO[1] ($)		Compensation Actually Paid to PEO[2] ($)		Average Summary Compensation Table Total for Non-PEO NEOs[3,4] ($)	Average Compensation Actually Paid to Non PEO NEOs[2,3] ($)	Value of Initial Fixed $100 Investment Based On:		Net Income[7] (MM $)	Company Selected Measure (Revenue)[7] (MM $)
	Giamatteo	Chen	Giamatteo	Chen			Total Shareholder Return[5] ($)	Peer Group Total Shareholder Return[6] ($)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2024	8,417,333	2,041,594	11,774,358	(12,728,406)	1,339,389	699,466	53.77	157.22	(130)	853
2023		3,015,850		(15,424,150)	1,676,613	1,108,219	75.05	124.34	(734)	656
2022		3,017,877		(43,182,123)	3,128,467	3,572,235	132.88	129.90	12	718
2021		3,006,608		36,376,608	3,146,625	11,502,635	194.39	111.05	(1,104)	893
[1] The dollar amounts reported in columns (b) are the amounts of total compensation reported for Messrs. Giamatteo and Chen for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (the “SCT”). For Fiscal 2024, Mr. Chen held the position of PEO from March 1, 2023 to and including November 3, 2023; Mr. Lynch held the position of interim PEO from November 4, 2023 to December 11, 2023; and John Giamatteo held the position of PEO from December 11, 2023 to February 29, 2024. Mr. Lynch received a DSU award with a grant date value of $25,000 for his service as interim PEO.
[2] The amounts shown in the table below were deducted from or added to the SCT total compensation, as applicable, in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to the PEO and the average CAP to the non-PEO NEOs.
[3] The non-PEO NEOs reflected in columns (d) and (e) include the following individuals: Steve Rai (2021-2024); John Giamatteo (2022-2023); Mattias Eriksson (2022-2024); Phil Kurtz (2023-2024); Sai Yuen (Billy) Ho (2021-2022); Tom Eacobacci (2021); and Marjorie Dickman (2021, 2024).
[4] The dollar amounts reported in column (d) reflect the average amounts of total compensation reported for non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT.
[5] Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and at the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company did not pay any dividends during the last four fiscal years.
[6] Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group for which the TSR is provided in column (g) is the Standard and Poor’s Software & Services Select Industry Index for Fiscal 2024 and the Standard and Poor’s TSX Capped Composite Index for Fiscal 2021-2023. The peer group index was updated in Fiscal 2024 to an index that is more appropriate for the Company based on the market capitalization and other characteristics of its constituent companies. The Fiscal 2024 TSR for the previous peer group was $131.36.
7 As reported in the Company’s 10-K report for the respective fiscal year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The non-PEO NEOs reflected in columns (d) and (e) include the following individuals: Steve Rai (2021-2024); John Giamatteo (2022-2023); Mattias Eriksson (2022-2024); Phil Kurtz (2023-2024); Sai Yuen (Billy) Ho (2021-2022); Tom Eacobacci (2021); and Marjorie Dickman (2021, 2024).
Peer Group Issuers, Footnote	The peer group for which the TSR is provided in column (g) is the Standard and Poor’s Software & Services Select Industry Index for Fiscal 2024 and the Standard and Poor’s TSX Capped Composite Index for Fiscal 2021-2023.
Changed Peer Group, Footnote	The peer group index was updated in Fiscal 2024 to an index that is more appropriate for the Company based on the market capitalization and other characteristics of its constituent companies. The Fiscal 2024 TSR for the previous peer group was $131.36.
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid

In accordance with SEC rules, the following adjustments were made to the Summary Compensation Table total compensation to determine the Compensation Actually Paid for the PEOs and average non-PEO NEO for each year:

	Giamatteo FY2024 ($)	Chen FY2024 ($)	Chen FY2023 ($)	Chen FY2022 ($)	Chen FY2021 ($)	Non-PEO NEO Average FY2024 ($)	Non-PEO NEO Average FY2023 ($)	Non-PEO NEO Average FY2022 ($)	Non-PEO NEO Average FY2021 ($)
Summary Compensation Table Total Compensation	8,417,333	2,041,594	3,015,850	3,017,877	3,006,608	1,339,389	1,676,613	3,128,467	3,146,625
(Minus) total reported fair value of all equity awards granted in year	(7,499,993)	0	0	0	0	(546,988)	(1,024,822)	(2,536,926)	(2,532,909)
Plus fair value as of year-end of equity awards granted in year and outstanding and unvested as of year-end	6,078,712	0	0	0	0	445,770	1,029,731	1,910,152	5,382,283
Plus or (Minus) year-over-year change, as of year-end, in fair value of awards granted in prior years and outstanding and unvested as of year-end	4,881,038	(11,640,000)	(15,840,000)	(52,920,000)	33,870,000	(90,362)	(420,544)	1,074,076	5,522,024
Plus or (Minus) year-over-year change, as of year-end, in fair value of awards that vested in the year	(102,732)	(3,130,000)	(2,600,000)	6,720,000	(500,000)	(448,342)	(152,758)	(3,534)	(15,388)
Total Compensation Actually Paid	11,774,358	(12,728,406)	(15,424,150)	(43,182,123)	36,376,608	699,466	1,108,219	3,572,235	11,502,635

All fair values were determined using the closing price of the Common Shares on the NYSE as of the date of grant or vesting, as applicable.

Non-PEO NEO Average Total Compensation Amount	$ 1,339,389	1,676,613	3,128,467	3,146,625
Non-PEO NEO Average Compensation Actually Paid Amount	$ 699,466	1,108,219	3,572,235	11,502,635
Equity Valuation Assumption Difference, Footnote	All fair values were determined using the closing price of the Common Shares on the NYSE as of the date of grant or vesting, as applicable.
Compensation Actually Paid vs. Total Shareholder Return
CAP vs. TSR
The chart below illustrates the relationship between the CAP amounts of the PEO and other NEOs and the Company’s TSR over the past four fiscal years. The TSR trend line represents the value of a $100 investment made on February 29, 2020.

Compensation Actually Paid vs. Net Income	CAP vs. Net Income The chart below illustrates the relationship between the CAP amounts of the PEO and other NEOs and the Company’s net income over the past four fiscal years.
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Revenue The chart below illustrates the relationship between the CAP amounts of the PEO and other NEOs and the Company’s revenue over the past four fiscal years.
Total Shareholder Return Vs Peer Group
Company TSR vs. Peer Group TSR

The chart below compares the Company’s TSR, the performance of the Standard and Poor’s Software & Services Select Industry Index and the performance of the Standard and Poor’s Capped Composite Index over the past four fiscal years. The graph represents the values of $100 investments made on February 29, 2020.

The peer group was updated from Standard and Poor’s TSX Capped Composite Index used in last year’s Pay For Performance disclosure as the new index is more appropriate based on the market cap and other characteristics of its constituent companies.

Tabular List, Table
Most Important Financial Performance Measures

The financial performance metrics used to determine the Fiscal 2024 CAP for Mr. Giamatteo in his capacity as PEO were Software and Services Revenue, Operating Cash Flow, Non-GAAP Earnings Per Share, Cybersecurity Revenue, Cybersecurity Billings (ACV) and Cybersecurity Controllable Contribution Margin. The financial performance metrics used to determine the Fiscal 2024 CAP for Mr. Chen in his capacity as PEO were Software and Services Revenue, Operating Cash Flow, Non-GAAP Earnings Per Share and the market price of the Common Shares.

The financial performance metrics used to determine the Fiscal 2024 CAP for the non-PEO NEOs were Software and Services Revenue, Operating Cash Flow, Non-GAAP Earnings Per Share, Cybersecurity Revenue, Cybersecurity Billings (ACV), Cybersecurity Controllable Contribution Margin, IoT Revenue and IoT Controllable Contribution Margin.

See “D. Executive Compensation Decision-Making – 3. Compensation Elements and Company Goals – Annual Incentives” in the CD&A section of this Management Proxy Circular for information on these metrics.

Total Shareholder Return Amount	$ 53.77	75.05	132.88	194.39
Peer Group Total Shareholder Return Amount	157.22	124.34	129.90	111.05
Net Income (Loss)	$ (130)	$ (734)	$ 12	$ (1,104)
Company Selected Measure Amount	853	656	718	893
(Minus) Total Reported Fair Value of All Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 546,988	$ 1,024,822	$ 2,536,926	$ 2,532,909
Giamatteo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,417,333
PEO Actually Paid Compensation Amount	$ 11,774,358
PEO Name	John Giamatteo
Chen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,041,594	3,015,850	3,017,877	3,006,608
PEO Actually Paid Compensation Amount	$ (12,728,406)	(15,424,150)	(43,182,123)	36,376,608
PEO Name	Chen
PEO | Giamatteo [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Software and Services Revenue
PEO | Giamatteo [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
PEO | Giamatteo [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Earnings Per Share
PEO | Giamatteo [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Cybersecurity Revenue,
PEO | Giamatteo [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	Cybersecurity Billings (ACV)
PEO | Giamatteo [Member] | Measure:: 6
Pay vs Performance Disclosure
Name	Cybersecurity Controllable Contribution Margin
PEO | Giamatteo [Member] | (Minus) Total Reported Fair Value of All Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,499,993
PEO | Giamatteo [Member] | Plus fair value as of year-end of equity awards granted in year and outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,078,712
PEO | Giamatteo [Member] | Plus or (Minus) year-over-year change, as of year-end, in fair value of awards granted in prior years and outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,881,038
PEO | Giamatteo [Member] | Plus or (Minus) year-over-year change, as of year-end, in fair value of awards that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 102,732
PEO | Chen [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Software and Services Revenue
PEO | Chen [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
PEO | Chen [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Earnings Per Share
PEO | Chen [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	market price of the Common Shares
PEO | Chen [Member] | (Minus) Total Reported Fair Value of All Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
PEO | Chen [Member] | Plus fair value as of year-end of equity awards granted in year and outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Chen [Member] | Plus or (Minus) year-over-year change, as of year-end, in fair value of awards granted in prior years and outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,640,000	15,840,000	52,920,000	33,870,000
PEO | Chen [Member] | Plus or (Minus) year-over-year change, as of year-end, in fair value of awards that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,130,000	2,600,000	6,720,000	500,000
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Software and Services Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Earnings Per Share
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Cybersecurity Revenue
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Cybersecurity Billings (ACV)
Non-PEO NEO | Measure:: 6
Pay vs Performance Disclosure
Name	Cybersecurity Controllable Contribution Margin
Non-PEO NEO | Measure:: 7
Pay vs Performance Disclosure
Name	IoT Revenue
Non-PEO NEO | Measure:: 8
Pay vs Performance Disclosure
Name	IoT Controllable Contribution Margin
Non-PEO NEO | Plus fair value as of year-end of equity awards granted in year and outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 445,770	1,029,731	1,910,152	5,382,283
Non-PEO NEO | Plus or (Minus) year-over-year change, as of year-end, in fair value of awards granted in prior years and outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,362	420,544	1,074,076	5,522,024
Non-PEO NEO | Plus or (Minus) year-over-year change, as of year-end, in fair value of awards that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 448,342	$ 152,758	$ 3,534	$ 15,388